NOTE 7 - STOCKHOLDERS' EQUITY	Dec. 31, 2022
Notes
NOTE 7 - STOCKHOLDERS' EQUITY

NOTE 7 – STOCKHOLDERS’ EQUITY

The Company is authorized to issue 150,000,000 common shares, with a par value of $0.001 per share.

During the 2022, the Company issued 330,000 shares of common stock at $0.80 per share, resulting in gross proceeds of $264,000.  As part of the offering, the Company agreed to file an S-1 to register these shares.  The Company incurred costs related to the offering and the registration of $56,937, with $2,350 having been incurred in 2021.  Net proceeds were $209,413.